Customers and Other Financing and Non-Financing Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Domestic customers
Trade and Other Receivables [Line Items]
Total domestic customers, net	$ 86,225,287	$ 79,069,658
Domestic customers | Total
Trade and Other Receivables [Line Items]
Total domestic customers, net	94,383,984	87,822,058
Domestic customers | Current
Trade and Other Receivables [Line Items]
Total domestic customers, net	84,445,056	77,163,100
Domestic customers | 1 to 30 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	437,409	2,951,072
Domestic customers | 31 to 60 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	219,618	222,775
Domestic customers | 61 to 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	164,720	268,165
Domestic customers | More than 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	9,117,181	7,216,946
Domestic customers | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total domestic customers, net	(8,158,697)	(8,752,400)
Export customers
Trade and Other Receivables [Line Items]
Total domestic customers, net	40,507,888	32,324,773
Export customers | Total
Trade and Other Receivables [Line Items]
Total domestic customers, net	56,745,855	32,492,319
Export customers | Current
Trade and Other Receivables [Line Items]
Total domestic customers, net	33,799,362	27,530,400
Export customers | 1 to 30 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	5,673,672	3,470,255
Export customers | 31 to 60 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	259,797	615,237
Export customers | 61 to 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	56,352	12,267
Export customers | More than 90 days
Trade and Other Receivables [Line Items]
Total domestic customers, net	16,956,672	864,160
Export customers | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total domestic customers, net	$ (16,237,967)	$ (167,546)